Business combination (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
LIABILITIES [Abstract]
Recognition of gain	R$ 724	R$ 0	R$ 0
Catanduva [Member]
Business combination [Abstract]
Ownership percentage	50.00%
ASSETS [Abstract]
Cash and cash equivalents				R$ 1,513
Accounts receivable				2,280
Taxes recoverable				3,025
Other credits				22
Property, plant and equipment				14,125
Intangible assets - customer relationship				2,195
Total assets				23,160
LIABILITIES [Abstract]
Trade payables				(296)
Loans and financing				(544)
Tax installments				(5,900)
Taxes payables				(1,858)
Other liabilities				(1,373)
Deferred taxes liability				(746)
Total liabilities				(10,717)
Total identifiable net assets at fair value				12,443
Non-controlling interests at the proportionate share of the value of net identifiable assets acquired (50% of net assets)				R$ (6,221)
Recognition of gain	R$ 724
Net revenue from continuing operations	5,960
Profit before tax from continuing operations	425
Consolidated net revenue from continuing operations	10,348
Consolidated profit before tax from continuing operations	R$ 902